Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total	$ 330,678	$ 181,847	$ 181,847
Accumulated depreciation and amortization	(176,758)	(161,058)	(161,058)
Net	153,920	9,798	20,789
Trucks [Member]
Total	57,750
Containers [Member]
Total	92,250
Software [Member]
Total	99,025	99,025	99,025
Office Equipment [Member]
Total	60,974	60,974	60,974
Furniture and Fixtures [Member]
Total	948	948	948
Waste and Recycling Equipment [Member]
Total	19,731	18,800	18,800
Leasehold Improvements [Member]
Total		$ 2,100	$ 2,100